RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2021
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction			$ 12,621		$ 76,390
Prepaid royalties					339,091		$ 339,091
Duragraft [Member]
Related Party Transaction [Line Items]
Prepaid royalties	$ 47,248		47,248			$ 11,065
Related Party [Member]
Related Party Transaction [Line Items]
Related party transactions owned	143,351		143,351				1,132,634
Related party transactions, professional expenses	72,000	$ 24,400	144,000	$ 86,400	172,800
Related Party [Member] | Frank Maresca [Member]
Related Party Transaction [Line Items]
Related party transactions owned							$ 1,132,634
Director and Executive Officers [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	332,750		665,500
Debt dettled	387,750	$ 43,200	631,500	$ 86,400
Somahlution [Member]
Related Party Transaction [Line Items]
Prepaid royalties	140,843		140,843		$ 339,091
Decrease in prepaid royalties			151,000
Somahlution [Member] | Duragraft [Member]
Related Party Transaction [Line Items]
Prepaid royalties	$ 47,248		$ 47,248			$ 11,065